CONSOLDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock and Paid in Capital	Retained Earnings	Accumulated Other Comprehensive Income, net	Total
Balance, beginning at Dec. 31, 2009	$ 46,326	$ 5,813	$ 787	$ 52,926
Balance, beginning, shares at Dec. 31, 2009	3,265,714
Net income		2,711		2,711
Other comprehensive income			113	113
Shares issued	125			125
Shares issued, shares	14,805
Shares cancelled, shares	(4)
Change in ESOP repurchase obligation	(16)			(16)
Stock-based compensation	15			15
Effect of employee stock purchases	11			11
Cash dividends declared		(1,572)		(1,572)
Balance, ending at Dec. 31, 2010	46,461	6,952	900	54,313
Balance, ending, shares at Dec. 31, 2010	3,280,515
Net income		3,513		3,513
Other comprehensive income			1,515	1,515
Shares issued	127			127
Shares issued, shares	12,754
Change in ESOP repurchase obligation	(1)			(1)
Stock-based compensation	5			5
Effect of employee stock purchases	10			10
Cash dividends declared		(1,578)		(1,578)
Balance, ending at Dec. 31, 2011	46,602	8,887	2,415	57,904
Balance, ending, shares at Dec. 31, 2011	3,293,269			3,293,269
Net income		4,262		4,262
Other comprehensive income			(59)	(59)
Shares issued	123			123
Shares issued, shares	9,812
Shares repurchased	(75)			(75)
Shares repurchased, shares	(5,000)
Change in ESOP repurchase obligation	(12)			(12)
Effect of employee stock purchases	11			11
Cash dividends declared		(1,648)		(1,648)
Balance, ending at Dec. 31, 2012	$ 46,649	$ 11,501	$ 2,356	$ 60,506
Balance, ending, shares at Dec. 31, 2012	3,298,081			3,298,081